Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,		Weighted Average Remaining Amortization Period in Years
	2016	2017
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	6.25
License agreements with SINA	80,660,000	80,660,000	6.25
Exclusive rights with Baidu	50,639,152	—	—
Customer relationship	10,269,891	10,512,212	1.75
Database license	8,300,000	8,300,000	0.25
Non-compete agreements	1,489,800	—	—
Computer software licenses	1,056,540	6,422,913	2.33

	259,205,383	212,685,125	5.93

Less: Accumulated amortization
Advertising agency agreement	63,396,382	69,451,305
License agreements with SINA	48,384,797	52,888,314
Exclusive rights with Baidu	50,639,152	—
Customer relationship	8,975,366	9,798,432
Database license	7,079,413	8,055,884
Non-compete agreements	1,489,800	—
Computer software licenses	866,857	1,860,044

Intangible assets subject to amortization, net	78,373,616	70,631,146

Total intangible assets, net	78,373,616	70,631,146